Share capital and other equity - Ordinary shares (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Share capital
Dividends paid		£ 0
Ordinary shares
Share capital
Authorized share capital	£ 0			£ 0
Authorized share capital granted	£ 604,695,460			£ 604,695,460
Number of shares issued	12,129,165	12,093,909		12,129,165
Percentage of increase in the issued share capital				0.43%
Shares issued in connection with employee share plans	35,000			35,000
Par value	£ 1	£ 1	£ 1	£ 1
Interim dividend paid		£ 241	£ 241
Interim dividend per share		£ 0.02	£ 0.02
Final dividend per share	£ 3.0	0.03	£ 0.035
Special dividend per share		£ 0.12
Special dividend paid		£ 1,449	£ 0
Dividends paid	£ 364	364	422
Special dividend declared		£ 606	£ 904
Special dividend declared per share		£ 0.05	£ 0.075